UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

Acclivity Small Cap Value Fund

Class I (AXVIX )

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.48%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. In terms of investment style, growth stocks outperformed value across large- and small-cap indices, while notably lagging value within the mid-cap segment.

In 2025, Acclivity Small Cap Value Fund I Share class ("AXVIX") was up 5.14%, while the Morningstar US Small Broad Value Extended Index (the “Benchmark”) was up 10.48%. When we break down the fund’s results, security selection drove most of the underperformance. From the allocation perspective, overweight in communication services and underweight in real estate gave a boost, whereas having less in utilities and health care detracted. In terms of individual picks, our holdings in real estate and consumer staples contributed the most, while selections in health care, industrials, and technology holdings pulled results lower.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Small Cap Value Fund
Morningstar US Small Cap Broad Value Extended TR (USD)
Russell 2000® Value Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,537
$22,992
$20,934
$19,594
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Acclivity Small Cap Value Fund	Morningstar US Small Cap Broad Value Extended TR (USD)	Russell 2000® Value Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Dec-2019	$11,844	$12,320	$12,239	$13,149
Dec-2020	$12,733	$12,810	$12,807	$15,568
Dec-2021	$17,648	$16,653	$16,427	$20,037
Dec-2022	$16,875	$14,913	$14,048	$16,408
Dec-2023	$20,692	$17,339	$16,105	$20,721
Dec-2024	$21,868	$18,947	$17,403	$25,905
Dec-2025	$22,992	$20,934	$19,594	$30,537

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Acclivity Small Cap Value Fund	5.14%	12.55%	12.63%
Morningstar US Small Cap Broad Value Extended TR (USD)	10.48%	10.32%	11.13%
Russell 2000® Value Index	12.59%	8.88%	10.09%
S&P 500® Index	17.88%	14.42%	17.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-873-3837.

Fund Statistics

Net Assets	$28,906,277
Number of Portfolio Holdings	498
Advisory Fee (net of waivers)	$0
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.9%
Common Stocks	84.2%
Money Market Funds	0.9%
Right	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	17.6%
Lincoln National Corporation	1.3%
Alcoa Corporation	1.1%
First American Treasury Obligations Fund, Class X	1.1%
Jackson Financial, Inc.	1.0%
Axis Capital Holdings Ltd.	1.0%
Ovintiv, Inc.	0.9%
ADT, Inc.	0.9%
Dillard's, Inc., Class A	0.9%
Jazz Pharmaceuticals PLC	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
29.2%
Consumer Discretionary
19.3%
Money Market Funds
18.7%
Industrials
12.1%
Energy
7.8%
Technology
7.6%
Health Care
7.5%
Materials
5.6%
Consumer Staples
4.5%
Communications
4.3%
Real Estate
1.6%
Liabilities in Excess of Other Assets
-18.2%

Value	Value
Liabilities in Excess of Other Assets	-18.2%
Real Estate	1.6%
Communications	4.3%
Consumer Staples	4.5%
Materials	5.6%
Health Care	7.5%
Technology	7.6%
Energy	7.8%
Industrials	12.1%
Money Market Funds	18.7%
Consumer Discretionary	19.3%
Financials	29.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Acclivity Small Cap Value Fund - Class I (AXVIX )

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-AXVIX

Acclivity Small Cap Value Fund

Class N (AXVNX )

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$75	0.73%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. In terms of investment style, growth stocks outperformed value across large- and small-cap indices, while notably lagging value within the mid-cap segment.

In 2025, Acclivity Small Cap Value Fund N Share class ("AXVNX") was up 4.87%, while the Morningstar US Small Broad Value Extended Index (the “Benchmark”) was up 10.48%. When we break down the fund’s results, security selection drove most of the underperformance. From the allocation perspective, overweight in communication services and underweight in real estate gave a boost, whereas having less in utilities and health care detracted. In terms of individual picks, our holdings in real estate and consumer staples contributed the most, while selections in health care, industrials, and technology holdings pulled results lower.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Small Cap Value Fund
Morningstar US Small Cap Broad Value Extended TR (USD)
Russell 2000® Value Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,537
$22,763
$20,934
$19,594
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Acclivity Small Cap Value Fund	Morningstar US Small Cap Broad Value Extended TR (USD)	Russell 2000® Value Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Dec-2019	$11,834	$12,320	$12,239	$13,149
Dec-2020	$12,713	$12,810	$12,807	$15,568
Dec-2021	$17,595	$16,653	$16,427	$20,037
Dec-2022	$16,829	$14,913	$14,048	$16,408
Dec-2023	$20,583	$17,339	$16,105	$20,721
Dec-2024	$21,707	$18,947	$17,403	$25,905
Dec-2025	$22,763	$20,934	$19,594	$30,537

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Acclivity Small Cap Value Fund	4.87%	12.36%	12.47%
Morningstar US Small Cap Broad Value Extended TR (USD)	10.48%	10.32%	11.13%
Russell 2000® Value Index	12.59%	8.88%	10.09%
S&P 500® Index	17.88%	14.42%	17.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-873-3837.

Fund Statistics

Net Assets	$28,906,277
Number of Portfolio Holdings	498
Advisory Fee (net of waivers)	$0
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	14.9%
Common Stocks	84.2%
Money Market Funds	0.9%
Right	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	17.6%
Lincoln National Corporation	1.3%
Alcoa Corporation	1.1%
First American Treasury Obligations Fund, Class X	1.1%
Jackson Financial, Inc.	1.0%
Axis Capital Holdings Ltd.	1.0%
Ovintiv, Inc.	0.9%
ADT, Inc.	0.9%
Dillard's, Inc., Class A	0.9%
Jazz Pharmaceuticals PLC	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.2%
Real Estate	1.6%
Communications	4.3%
Consumer Staples	4.5%
Materials	5.6%
Health Care	7.5%
Technology	7.6%
Energy	7.8%
Industrials	12.1%
Money Market Funds	18.7%
Consumer Discretionary	19.3%
Financials	29.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Acclivity Small Cap Value Fund - Class N (AXVNX )

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-AXVNX

Dynamic International Opportunity Fund

Class I (ICCIX )

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$141	1.24%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic International Opportunity Fund I Share class ("ICCIX") was up 26.95%. When breaking down the fund’s results, an overweight in defensive fixed-income and an underweight in Taiwan were the primary drags on performance. Meanwhile, an overweight in South Korea and Spain and an underweight in India served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic International Opportunity Fund
3141 - 70% - M* Global ex US Target Mkt / 30% - Bloomberg Agg
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Bloomberg Global Aggregate Index
Morningstar Global ex-US Target Market Exposure NR USD
MSCI ACWI ex USA Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,701
$22,432
$20,064
$18,709
$18,557
$11,338
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Dynamic International Opportunity Fund	3141 - 70% - M* Global ex US Target Mkt / 30% - Bloomberg Agg	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	Bloomberg Global Aggregate Index	Morningstar Global ex-US Target Market Exposure NR USD	MSCI ACWI ex USA Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2016	$11,061	$10,406	$10,394	$10,209	$10,468	$10,450
Dec-2017	$13,667	$12,543	$12,570	$10,964	$13,250	$13,291
Dec-2018	$11,722	$11,306	$11,272	$10,832	$11,455	$11,404
Dec-2019	$12,498	$13,245	$13,202	$11,573	$13,924	$13,858
Dec-2020	$15,898	$14,678	$14,625	$12,637	$15,414	$15,334
Dec-2021	$16,065	$15,306	$15,210	$12,043	$16,684	$16,533
Dec-2022	$13,902	$12,937	$12,783	$10,086	$14,127	$13,888
Dec-2023	$15,424	$14,576	$14,401	$10,662	$16,337	$16,056
Dec-2024	$15,805	$15,047	$14,883	$10,482	$17,215	$16,945
Dec-2025	$20,064	$18,709	$18,557	$11,338	$22,701	$22,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	26.95%	4.77%	7.21%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	24.68%	4.88%	6.38%
3141 - 70% - M* Global ex US Target Mkt / 30% - Bloomberg Agg	24.34%	4.97%	6.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

Fund Statistics

Net Assets	$56,561,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$459,069
Portfolio Turnover	98%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.8%
Exchange-Traded Funds	77.9%
Money Market Funds	4.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	21.7%
Franklin FTSE Japan ETF	11.1%
iShares MSCI South Korea ETF	6.2%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.4%
First American Treasury Obligations Fund, Class X	5.3%
iShares MSCI Spain ETF	5.2%
Franklin FTSE China ETF	5.2%
Franklin FTSE Germany ETF	5.1%
iShares MSCI Italy ETF	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
95.0%
Money Market Funds
27.0%
Liabilities in Excess of Other Assets
-22.0%

Value	Value
Liabilities in Excess of Other Assets	-22.0%
Money Market Funds	27.0%
Equity	95.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Dynamic International Opportunity Fund - Class I (ICCIX )

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-ICCIX

Dynamic International Opportunity Fund

Class N (ICCNX )

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$169	1.49%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic International Opportunity Fund N Share class ("ICCNX") was up 26.62%. When breaking down the fund’s results, an overweight in defensive fixed-income and an underweight in Taiwan were the primary drags on performance. Meanwhile, an overweight in South Korea and Spain and an underweight in India served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic International Opportunity Fund
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Bloomberg Global Aggregate Index
Morningstar Global ex-US Target Market Exposure NR USD
MSCI ACWI ex USA Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,701
$22,432
$19,562
$18,557
$11,338
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Dynamic International Opportunity Fund	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	Bloomberg Global Aggregate Index	Morningstar Global ex-US Target Market Exposure NR USD	MSCI ACWI ex USA Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2016	$11,026	$10,394	$10,209	$10,468	$10,450
Dec-2017	$13,600	$12,570	$10,964	$13,250	$13,291
Dec-2018	$11,631	$11,272	$10,832	$11,455	$11,404
Dec-2019	$12,382	$13,202	$11,573	$13,924	$13,858
Dec-2020	$15,698	$14,625	$12,637	$15,414	$15,334
Dec-2021	$15,833	$15,210	$12,043	$16,684	$16,533
Dec-2022	$13,660	$12,783	$10,086	$14,127	$13,888
Dec-2023	$15,110	$14,401	$10,662	$16,337	$16,056
Dec-2024	$15,449	$14,883	$10,482	$17,215	$16,945
Dec-2025	$19,562	$18,557	$11,338	$22,701	$22,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	26.62%	4.50%	6.94%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	24.68%	4.88%	6.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

Fund Statistics

Net Assets	$56,561,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$459,069
Portfolio Turnover	98%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.8%
Exchange-Traded Funds	77.9%
Money Market Funds	4.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	21.7%
Franklin FTSE Japan ETF	11.1%
iShares MSCI South Korea ETF	6.2%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.4%
First American Treasury Obligations Fund, Class X	5.3%
iShares MSCI Spain ETF	5.2%
Franklin FTSE China ETF	5.2%
Franklin FTSE Germany ETF	5.1%
iShares MSCI Italy ETF	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-22.0%
Money Market Funds	27.0%
Equity	95.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Dynamic International Opportunity Fund - Class N (ICCNX )

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-ICCNX

Dynamic U.S. Opportunity Fund

Class I (ICSIX )

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.24%

How did the Fund perform during the reporting period?

 In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic U.S. Opportunity Fund I Share class ("ICSIX") was up 16.27%. When breaking down the fund’s results, the overweight in defensive fixed-income and industrials sector were the primary drags on performance. Meanwhile, an underweight in information technology and an overweight in communication services served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic U.S. Opportunity Fund
S&P 500® Index
Bloomberg U.S. Aggregate Bond Index
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
$40,000
$30,000
$20,000
$10,000
$0
$39,827
$28,534
$28,493
$12,199
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Dynamic U.S. Opportunity Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$11,791	$11,196	$10,265	$10,923
Dec-2017	$13,581	$13,640	$10,628	$12,679
Dec-2018	$12,094	$13,042	$10,629	$12,321
Dec-2019	$15,220	$17,149	$11,556	$15,338
Dec-2020	$18,090	$20,304	$12,423	$17,752
Dec-2021	$21,019	$26,132	$12,232	$21,120
Dec-2022	$19,442	$21,399	$10,641	$17,670
Dec-2023	$22,562	$27,025	$11,229	$21,166
Dec-2024	$24,507	$33,786	$11,369	$24,865
Dec-2025	$28,493	$39,827	$12,199	$28,534

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	16.27%	9.51%	11.04%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	14.75%	9.96%	11.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

Fund Statistics

Net Assets	$98,451,427
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$960,573
Portfolio Turnover	259%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	24.6%
Exchange-Traded Funds	75.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	32.9%
State Street Technology Select Sector SPDR ETF	18.5%
State Street Communication Services Select Sector	17.7%
State Street Financial Select Sector SPDR ETF	16.2%
State Street Industrial Select Sector SPDR Fund	13.2%
State Street Health Care Select Sector SPDR Fund	10.5%
State Street Consumer Discretionary Select Sector	7.6%
State Street Consumer Staples Select Sector SPDR Fund	5.4%
State Street Utilities Select Sector SPDR ETF	4.6%
iShares Russell Mid-Cap Growth ETF	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
100.7%
Money Market Funds
32.9%
Liabilities in Excess of Other Assets
-33.6%

Value	Value
Liabilities in Excess of Other Assets	-33.6%
Money Market Funds	32.9%
Equity	100.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Dynamic U.S. Opportunity Fund - Class I (ICSIX )

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-ICSIX

Dynamic U.S. Opportunity Fund

Class N (ICSNX )

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$161	1.49%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic U.S. Opportunity Fund N Share class ("ICSNX") was up 15.90%. When breaking down the fund’s results, the overweight in defensive fixed-income and industrials sector were the primary drags on performance. Meanwhile, an underweight in information technology and an overweight in communication services served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic U.S. Opportunity Fund
S&P 500® Index
Bloomberg U.S. Aggregate Bond Index
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
$40,000
$30,000
$20,000
$10,000
$0
$39,827
$28,534
$27,810
$12,199
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Dynamic U.S. Opportunity Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$11,765	$11,196	$10,265	$10,923
Dec-2017	$13,523	$13,640	$10,628	$12,679
Dec-2018	$12,016	$13,042	$10,629	$12,321
Dec-2019	$15,084	$17,149	$11,556	$15,338
Dec-2020	$17,869	$20,304	$12,423	$17,752
Dec-2021	$20,714	$26,132	$12,232	$21,120
Dec-2022	$19,128	$21,399	$10,641	$17,670
Dec-2023	$22,136	$27,025	$11,229	$21,166
Dec-2024	$23,977	$33,786	$11,369	$24,865
Dec-2025	$27,810	$39,827	$12,199	$28,534

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	15.98%	9.25%	10.77%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	14.75%	9.96%	11.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

Fund Statistics

Net Assets	$98,451,427
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$960,573
Portfolio Turnover	259%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	24.6%
Exchange-Traded Funds	75.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	32.9%
State Street Technology Select Sector SPDR ETF	18.5%
State Street Communication Services Select Sector	17.7%
State Street Financial Select Sector SPDR ETF	16.2%
State Street Industrial Select Sector SPDR Fund	13.2%
State Street Health Care Select Sector SPDR Fund	10.5%
State Street Consumer Discretionary Select Sector	7.6%
State Street Consumer Staples Select Sector SPDR Fund	5.4%
State Street Utilities Select Sector SPDR ETF	4.6%
iShares Russell Mid-Cap Growth ETF	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.6%
Money Market Funds	32.9%
Equity	100.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Dynamic U.S. Opportunity Fund - Class N (ICSNX )

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-ICSNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)    The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $40,500

2024 – $40,650

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $10,800

2024 – $9,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2024 and 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Acclivity Small Cap Value Fund
Dynamic International Opportunity Fund
Dynamic U.S. Opportunity Fund

Annual Financial Statements and Additional Information
December 31, 2025

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 0.2%
94	Huntington Ingalls Industries, Inc.	$31,967
343	Mercury Systems, Inc.(a)	25,042
		57,009
	APPAREL & TEXTILE PRODUCTS - 0.5%
1,066	Movado Group, Inc.	21,981
920	PVH Corporation	61,658
149	Tandy Leather Factory, Inc.	408
5,211	Under Armour, Inc., Class A(a)	25,899
784	Weyco Group, Inc.	23,983
		133,929
	ASSET MANAGEMENT - 1.9%
111	Affiliated Managers Group, Inc.	31,999
3,116	Cannae Holdings, Inc.	49,015
4,275	Compass Diversified Holdings	20,520
1,097	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	34,479
2,186	Janus Henderson Group PLC	103,988
2,600	Medallion Financial Corporation(c)	26,754
1,107	Oppenheimer Holdings, Inc., Class A	80,025
136	Virtus Investment Partners, Inc.	22,188
2,432	Voya Financial, Inc.	181,160
		550,128
	AUTOMOTIVE - 2.9%
4,549	American Axle & Manufacturing Holdings, Inc.(a),(c)	29,159
1,713	Autoliv, Inc.	203,333
3,803	BorgWarner, Inc.	171,363
514	Fox Factory Holding Corporation(a)	8,795
1,213	Gentex Corporation	28,226
783	Gentherm, Inc.(a)	28,478
6,492	Goodyear Tire & Rubber Company (The)(a)	56,870
1,266	Harley-Davidson, Inc.	25,940
8,123	Holley, Inc.(a)	33,548
1,226	Lear Corporation	140,500
9,635	Microvast Holdings, Inc.(a)	26,978
712	Miller Industries, Inc.	26,607

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	AUTOMOTIVE - 2.9% (Continued)
876	Standard Motor Products, Inc.	$32,281
256	Visteon Corporation	24,346
		836,424
	BANKING - 14.3%
386	1st Source Corporation	24,121
1,974	Ameris Bancorp	146,609
351	Axos Financial, Inc.(a),(c)	30,242
2,103	Bank OZK(c)	96,780
551	Banner Corporation(c)	34,526
512	BayCom Corporation	15,053
462	Beacon Financial Corporation	12,183
1,452	Byline Bancorp, Inc.	42,326
443	C&F Financial Corporation	32,157
2,059	Cadence Bank	88,208
621	Capital Bancorp, Inc.	17,494
688	Cathay General Bancorp	33,292
649	CNB Financial Corporation	16,984
378	Colony Bankcorp, Inc.	6,736
1,912	Columbia Banking System, Inc.	53,440
2,022	Comerica, Inc.	175,773
453	Community Trust Bancorp, Inc.	25,595
602	Customers Bancorp, Inc.(a)	44,018
1,788	CVB Financial Corporation	33,257
166	Eagle Bancorp Montana, Inc.	3,303
1,162	Enterprise Financial Services Corporation	62,748
568	FB Financial Corporation	31,694
580	Financial Institutions, Inc.	18,079
862	First Bancorp	43,781
3,809	First Commonwealth Financial Corporation	64,220
3,409	First Financial Bancorp(c)	85,293
563	First Financial Corporation	34,016
2,117	First Hawaiian, Inc.	53,560
858	First Horizon Corporation	20,506
2,066	First Interstate BancSystem, Inc., Class A	71,484

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING - 14.3% (Continued)
2,371	First Merchants Corporation	$88,865
691	First Mid Bancshares, Inc.	26,949
4,563	FNB Corporation	78,027
196	FS Bancorp, Inc.	8,069
965	Glacier Bancorp, Inc.(c)	42,508
2,296	Hancock Whitney Corporation(c)	146,209
1,078	Hanmi Financial Corporation	29,138
2,595	Heritage Commerce Corporation	31,166
1,426	Heritage Financial Corporation(c)	33,725
613	Hilltop Holdings, Inc.	20,805
290	Home Bancorp, Inc.	16,762
2,189	Home BancShares, Inc.	60,810
739	HomeTrust Bancshares, Inc.	31,733
1,618	Independent Bank Corporation (MA)	118,243
739	Independent Bank Corporation (MI)	24,040
969	International Bancshares Corporation	64,380
828	Midland States Bancorp, Inc.	17,529
1,053	National Bank Holdings Corporation, Class A	40,025
527	NBT Bancorp, Inc.	21,881
5,135	Northwest Bancshares, Inc.	61,620
1,487	OceanFirst Financial Corporation	26,692
2,223	Old National Bancorp	49,595
3,280	Old Second Bancorp, Inc.	63,960
1,935	Peoples Bancorp, Inc.	58,108
1,440	Prosperity Bancshares, Inc.	99,518
1,707	Renasant Corporation	60,121
243	Republic Bancorp, Inc., Class A	16,765
3,100	Republic First Bancorp, Inc.(a)	—
1,536	S&T Bancorp, Inc.(c)	60,442
2,299	Seacoast Banking Corporation of Florida	72,235
240	Sierra Bancorp	7,843
2,035	Stellar Bancorp, Inc.	62,963
1,540	Synovus Financial Corporation	77,077
1,177	Towne Bank	39,277

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING - 14.3% (Continued)
787	TriCompany Bancshares	$37,280
783	TrustCompany Bank Corp NY	32,361
2,033	Trustmark Corporation	79,185
172	United Bancshares, Inc.	7,654
2,726	United Bankshares, Inc.	104,678
2,462	United Community Banks, Inc.	76,864
507	Unity Bancorp, Inc.	26,222
577	Univest Financial Corporation	18,891
6,780	Valley National Bancorp	79,190
2,350	Webster Financial Corporation	147,909
1,252	WesBanco, Inc.	41,617
639	Westamerica BanCorporation	30,563
1,565	Western Alliance Bancorp	131,570
2,406	WSFS Financial Corporation	132,907
1,988	Zions Bancorp NA	116,378
		4,137,827
	BEVERAGES - 0.4%
355	Coffee Holding Company, Inc.(a)	1,377
466	MGP Ingredients, Inc.	11,324
2,211	Molson Coors Beverage Company, Class B(c)	103,210
		115,911
	BIOTECH & PHARMA - 2.7%
2,658	Alkermes PLC(a),(c)	74,371
1,326	Amphastar Pharmaceuticals, Inc.(a)	35,510
266	ANI Pharmaceuticals, Inc.(a)	20,998
594	Arrowhead Pharmaceuticals, Inc.(a),(c)	39,436
950	BioMarin Pharmaceutical, Inc.(a)	56,458
2,628	Elanco Animal Health, Inc.(a),(c)	59,472
981	Exelixis, Inc.(a)	42,997
1,009	Harmony Biosciences Holdings, Inc.(a),(c)	37,757
147	Innoviva, Inc.(a)	2,939
1,386	Jazz Pharmaceuticals PLC(a),(c)	235,620
110	Ligand Pharmaceuticals, Inc., Class B(a),(c)	20,798

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	BIOTECH & PHARMA - 2.7% (Continued)
2,030	Pacira BioSciences, Inc.(a)	$52,536
408	Prestige Consumer Healthcare, Inc.(a)	25,169
652	Supernus Pharmaceuticals, Inc.(a)	32,404
3,286	Vanda Pharmaceuticals, Inc.(a)	28,983
		765,448
	CABLE & SATELLITE - 0.5%
268	Cable One, Inc.(c)	30,244
6,035	Sirius XM Holdings, Inc.	120,670
		150,914
	CHEMICALS - 2.6%
1,362	AdvanSix, Inc.	23,563
905	Ashland, Inc.	53,096
727	Avient Corporation	22,711
492	Celanese Corporation	20,802
1,104	Eastman Chemical Company	70,468
3,877	Ecovyst, Inc.(a)	37,723
1,998	Huntsman Corporation(c)	19,980
750	Intrepid Potash, Inc.(a)	20,798
1,203	Koppers Holdings, Inc.	32,577
1,208	Minerals Technologies, Inc.	73,628
2,074	Mosaic Company (The)	49,963
276	NewMarket Corporation	189,684
313	Quaker Chemical Corporation	42,978
3,654	Rayonier Advanced Materials, Inc.(a)	21,522
292	Rogers Corporation(a)	26,738
684	Stepan Company	32,394
		738,625
	COMMERCIAL SUPPORT SERVICES - 2.4%
698	ABM Industries, Inc.	29,525
31,906	ADT, Inc.	257,481
17,342	Alight, Inc., Class A	33,817
954	AMN Healthcare Services, Inc.(a)	15,035
1,410	Aramark	51,973

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.4% (Continued)
2,869	BrightView Holdings, Inc.(a)	$36,350
962	CoreCivic, Inc.(a)	18,384
1,411	Deluxe Corporation(c)	31,508
2,372	GEO Group, Inc. (The)(a)	38,237
1,773	Kelly Services, Inc., Class A	15,602
535	Korn Ferry	35,321
1,408	ManpowerGroup, Inc.(c)	41,860
520	UniFirst Corporation	100,308
		705,401
	CONSTRUCTION MATERIALS - 0.1%
2,871	Concrete Pumping Holdings, Inc.	19,264

	CONSUMER SERVICES - 0.9%
745	American Public Education, Inc.(a),(c)	28,161
472	Carriage Services, Inc.	19,966
132	Graham Holdings Company, Class B	145,015
713	Matthews International Corporation, Class A	18,623
1,197	Perdoceo Education Corporation	35,108
333	Strategic Education, Inc.	26,707
		273,580
	CONTAINERS & PACKAGING - 0.6%
436	Greif, Inc., Class A	29,517
2,818	O-I Glass, Inc.(a),(c)	41,594
4,763	Ranpak Holdings Corporation(a)	25,768
1,286	Silgan Holdings, Inc.	51,916
1,029	TriMas Corporation	36,478
		185,273
	ELECTRICAL EQUIPMENT - 0.8%
695	Atkore, Inc.(c)	43,959
257	Belden, Inc.(c)	29,953
1,353	Hayward Holdings, Inc.(a)	20,904
676	Kimball Electronics, Inc.(a)	18,806
153	Littelfuse, Inc.	38,697
195	Preformed Line Products Company	40,308

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRICAL EQUIPMENT - 0.8% (Continued)
1,288	Vontier Corporation	$47,888
		240,515
	ENGINEERING & CONSTRUCTION - 0.2%
2,184	Great Lakes Dredge & Dock Corporation(a)	28,654
1,648	Mistras Group, Inc.(a)	20,847
151	Tutor Perini Corporation	10,120
		59,621
	ENTERTAINMENT CONTENT - 0.6%
3,066	AMC Networks, Inc., Class A(a)	29,188
2,617	Paramount Skydance Corporation, Class B	35,068
602	Sphere Entertainment Company(a),(c)	57,238
3,124	TEGNA, Inc.	60,637
		182,131
	FOOD - 1.8%
1,325	Cal-Maine Foods, Inc.	105,430
2,266	Darling Ingredients, Inc.(a)	81,576
210	Ingredion, Inc.	23,155
7,208	Krispy Kreme, Inc.	28,976
556	Post Holdings, Inc.(a),(c)	55,072
30	Seaboard Corporation	133,345
312	Seneca Foods Corporation, Class A(a)	34,516
2,313	TreeHouse Foods, Inc.(a)	54,564
799	USANA Health Sciences, Inc.(a)	15,684
		532,318
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
477	Boise Cascade Company	35,107

	HEALTH CARE FACILITIES & SERVICES - 2.2%
3,160	Acadia Healthcare Company, Inc.(a)	44,840
4,239	AdaptHealth Corporation(a)	42,221
198	Charles River Laboratories International, Inc.(a)	39,497
363	Chemed Corporation	155,313
6,374	GoodRx Holdings, Inc.(a)	17,274
426	Henry Schein, Inc.(a)	32,197

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
570	National HealthCare Corporation	$78,141
1,184	Option Care Health, Inc.(a)	37,722
4,302	Pediatrix Medical Group, Inc.(a)	92,020
8,573	Teladoc Health, Inc.(a)	60,011
308	US Physical Therapy, Inc.	24,052
		623,288
	HOME & OFFICE PRODUCTS - 0.4%
7,992	ACCO Brands Corporation	29,810
1,185	HNI Corporation	49,836
1,282	MillerKnoll, Inc.(c)	23,435
317	Whirlpool Corporation(c)	22,868
		125,949
	HOME CONSTRUCTION - 2.5%
352	American Woodmark Corporation(a)	18,973
1,120	Beazer Homes USA, Inc.(a)	22,702
1,152	Century Communities, Inc.	68,371
1,715	Forestar Group, Inc.(a)	42,241
621	Green Brick Partners, Inc.(a)	38,912
256	Hovnanian Enterprises, Inc., Class A(a)	24,970
857	Interface, Inc.	23,927
1,434	KB Home	80,892
426	LGI Homes, Inc.(a)	18,301
663	M/I Homes, Inc.(a)	84,831
834	Meritage Homes Corporation	54,877
906	Mohawk Industries, Inc.(a)	99,026
1,611	Taylor Morrison Home Corporation(a)	94,840
1,241	Tri Pointe Homes, Inc.(a)	39,054
		711,917
	HOUSEHOLD PRODUCTS - 0.5%
2,504	Central Garden & Pet Company, Class A(a)	73,092
1,843	Edgewell Personal Care Company	31,423
770	Spectrum Brands Holdings, Inc.	45,492
		150,007

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
189	Eastern Company (The)	$3,721
48	Enpro, Inc.	10,278
415	Gibraltar Industries, Inc.(a)	20,518
4,478	Hillman Solutions Corporation(a)	38,779
466	Insteel Industries, Inc.	14,758
388	Mueller Industries, Inc.	44,542
788	Park-Ohio Holdings Corporation	16,501
691	Proto Labs, Inc.(a)	34,958
485	Timken Company (The)	40,803
469	Valmont Industries, Inc.	188,688
		413,546
	INDUSTRIAL SUPPORT SERVICES - 1.3%
899	MSC Industrial Direct Company, Inc., Class A	75,606
3,738	Resideo Technologies, Inc.(a)	131,278
450	Rush Enterprises, Inc., Class A(c)	24,273
2,189	Titan Machinery, Inc.(a)	32,923
402	WESCO International, Inc.	98,345
		362,425
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
610	Virtu Financial, Inc., Class A	20,325

	INSURANCE – 8.8%
1,294	Assured Guaranty Ltd.	116,292
2,799	Axis Capital Holdings Ltd.	299,745
2,850	Brighthouse Financial, Inc.(a)	184,651
1,169	CNO Financial Group, Inc.	49,647
2,063	Donegal Group, Inc., Class A	41,219
1,882	Employers Holdings, Inc.	81,246
23,070	Genworth Financial, Inc., Class A(a)	208,322
1,716	Global Indemnity Group, LLC, Class A	48,734
1,535	Heritage Insurance Holdings, Inc.(a)	44,914
2,186	Horace Mann Educators Corporation	100,949
2,814	Jackson Financial, Inc.	300,113

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE – 8.8% (Continued)
1,848	Kemper Corporation	$74,918
8,630	Lincoln National Corporation	384,294
1,825	NMI Holdings, Inc., Class A(a)	74,442
828	Old Republic International Corporation(c)	37,790
5,160	ProAssurance Corporation(a)	124,666
391	Safety Insurance Group, Inc.	30,463
2,849	Security National Financial Corporation, Class A(a)	25,669
824	Selective Insurance Group, Inc.	68,944
6,972	Selectquote, Inc.(a)	9,831
6,419	SiriusPoint Ltd.(a)	140,512
246	Unico American Corporation(a)	—
2,961	United Fire Group, Inc.	107,632
		2,554,993
	INTERNET MEDIA & SERVICES - 1.4%
3,127	Angi, Inc.(a)	40,432
5,530	Bumble, Inc., Class A(a)	19,742
2,679	IAC, Inc.(a)	104,749
11,695	Lyft, Inc., Class A(a)	226,532
		391,455
	LEISURE FACILITIES & SERVICES - 2.4%
10	Ark Restaurants Corporation(a)	67
128	Biglari Holdings, Inc.(a)	42,551
1,727	Boyd Gaming Corporation	147,210
441	Brinker International, Inc.(a)	63,292
4,060	Caesars Entertainment, Inc.(a),(c)	94,963
911	Cheesecake Factory, Inc. (The)(c)	45,987
1,994	El Pollo Loco Holdings, Inc.(a)	20,857
1,106	Golden Entertainment, Inc.	30,072
714	Hilton Grand Vacations, Inc.(a)	31,952
2,641	Marcus Corporation (The)	40,962
1,390	Marriott Vacations Worldwide Corporation	80,189
1,257	MGM Resorts International(a),(c)	45,868
2,918	Penn Entertainment, Inc.(a)	43,041

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4% (Continued)
1,929	Portillo’s, Inc.(a),(c)	$8,758
419	RCI Hospitality Holdings, Inc.	9,989
		705,758
	LEISURE PRODUCTS - 1.8%
1,526	Acushnet Holdings Corporation	121,805
512	Brunswick Corporation	38,011
481	Escalade, Inc.	6,489
652	Hasbro, Inc.	53,464
255	LCI Industries	30,942
1,071	Thor Industries, Inc.	109,959
10,583	Topgolf Callaway Brands Corporation(a)	123,504
824	Winnebago Industries, Inc.	33,388
		517,562
	MACHINERY - 2.5%
211	AGCO Corporation	22,011
80	Alamo Group, Inc.	13,430
1,827	Donaldson Company, Inc.	161,982
1,259	Gates Industrial Corporation PLC(a)	27,031
713	Helios Technologies, Inc.	38,138
683	Hillenbrand, Inc.	21,665
3,688	Kennametal, Inc.	104,776
2,227	Manitowoc Company, Inc. (The)(a)	26,702
160	Middleby Corporation (The)(a)	23,787
670	Oshkosh Corporation	84,172
1,119	Regal Rexnord Corporation(c)	157,018
504	Stanley Black & Decker, Inc.(c)	37,437
		718,149
	MEDICAL EQUIPMENT & DEVICES - 2.7%
2,410	AngioDynamics, Inc.(a)	30,944
1,437	Avanos Medical, Inc.(a)	16,138
299	Bio-Rad Laboratories, Inc., Class A(a),(c)	90,594
317	CONMED Corporation	12,870
4,964	Dentsply Sirona, Inc.	56,739

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.7% (Continued)
1,619	Enovis Corporation(a)	$43,130
3,519	Envista Holdings Corporation(a)	76,398
811	FONAR Corporation(a)	15,052
152	ICU Medical, Inc.(a)	21,686
2,932	Integra LifeSciences Holdings Corporation(a)	36,415
3,887	Neogen Corporation(a)	27,170
1,000	Omnicell, Inc.(a)	45,300
2,791	QIAGEN N.V.	125,511
1,015	QuidelOrtho Corporation(a)	28,988
873	Teleflex, Inc.	106,541
83	Utah Medical Products, Inc.	4,645
2,518	Varex Imaging Corporation(a)	29,335
		767,456
	METALS & MINING - 1.7%
6,123	Alcoa Corporation	325,376
342	Kaiser Aluminum Corporation	39,282
3,849	Peabody Energy Corporation(c)	114,316
54	Ramaco Resources, Inc., Class B	632
3,406	SunCoke Energy, Inc.	24,523
		504,129
	OIL & GAS PRODUCERS - 6.3%
1,895	Antero Midstream Corporation	33,712
9,129	APA Corporation(c)	223,295
3,352	California Resources Corporation	149,885
1,272	Chord Energy Corporation	117,914
3,548	Civitas Resources, Inc.(c)	96,115
1,180	CNX Resources Corporation(a)	43,389
10,225	Crescent Energy Company, Class A(c)	85,788
119	Gulfport Energy Corporation(a)	24,751
1,161	HF Sinclair Corporation	53,499
2,395	HighPeak Energy, Inc.	11,352
1,701	Magnolia Oil & Gas Corporation, Class A	37,235
3,042	Matador Resources Company(c)	129,103
4,171	Murphy Oil Corporation	130,344

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	OIL & GAS PRODUCERS - 6.3% (Continued)
3,709	Northern Oil & Gas, Inc.(c)	$79,632
6,971	Ovintiv, Inc.(c)	273,194
3,270	Par Pacific Holdings, Inc.(a)	114,908
2,804	Permian Resources Corporation	39,340
1,183	Riley Exploration Permian, Inc.	31,231
1,886	SandRidge Energy, Inc.	27,215
3,940	SM Energy Company	73,678
9,273	VAALCO Energy, Inc.	33,754
		1,809,334
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
2,138	Bristow Group, Inc.(a)	78,293
1,398	DMC Global, Inc.(a)	9,353
2,968	DNOW, Inc.(a)	39,326
4,300	Helix Energy Solutions Group, Inc.(a)	26,961
1,537	Helmerich & Payne, Inc.	44,081
2,134	Liberty Energy, Inc., Class A	39,394
3,956	NOV, Inc.	61,832
7,278	Patterson-UTI Energy, Inc.	44,469
1,989	Ranger Energy Services, Inc.	27,806
3,549	RPC, Inc.(c)	19,306
		390,821
	PUBLISHING & BROADCASTING - 0.5%
11,313	Gray Media, Inc.(c)	54,755
491	Nexstar Media Group, Inc.(c)	99,697
		154,452
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
3,755	Five Point Holdings, LLC(a)	20,991
607	Howard Hughes Holdings, Inc.(a),(c)	48,420
1,167	Legacy Housing Corporation(a)	22,780
		92,191
	REAL ESTATE SERVICES - 1.3%
7,308	Anywhere Real Estate, Inc.(a)	103,481
9,737	Compass, Inc., Class A(a)	102,920
3,910	Cushman & Wakefield Ltd.(a)	63,303

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	REAL ESTATE SERVICES - 1.3% (Continued)
5,495	Newmark Group, Inc., Class A	$95,284
		364,988
	RENEWABLE ENERGY - 0.2%
369	EnerSys	54,151

	RETAIL - CONSUMER STAPLES - 1.1%
331	Five Below, Inc.(a)	62,347
1,715	Grocery Outlet Holding Corporation(a),(c)	17,321
1,554	Ingles Markets, Inc., Class A(c)	106,527
856	Natural Grocers by Vitamin Cottage, Inc.	21,443
1,480	Village Super Market, Inc., Class A	52,385
772	Weis Markets, Inc.	49,477
		309,500
	RETAIL - DISCRETIONARY - 6.7%
1,632	Academy Sports & Outdoors, Inc.(c)	81,535
569	Advance Auto Parts, Inc.	22,362
2,746	American Eagle Outfitters, Inc.	72,412
518	Asbury Automotive Group, Inc.(a)	120,450
1,108	AutoNation, Inc.(a),(c)	228,780
387	BlueLinx Holdings, Inc.(a),(c)	23,773
421	Dillard’s, Inc., Class A(c)	255,269
1,897	Driven Brands Holdings, Inc.(a),(c)	28,113
715	Ethan Allen Interiors, Inc.	16,330
3,228	Gap, Inc. (The)	82,637
376	Group 1 Automotive, Inc.	147,881
1,956	Guess?, Inc.	32,763
4,436	Kohl’s Corporation(c)	90,539
530	La-Z-Boy, Inc.	19,753
696	Lithia Motors, Inc., Class A	231,302
5,637	Macy’s, Inc.	124,296
1,526	MarineMax, Inc.(a)	36,975
6,362	Mister Car Wash, Inc.(a)	35,373
1,747	Monro, Inc.(c)	35,010
3,987	Sally Beauty Holdings, Inc.(a),(c)	56,855

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 6.7% (Continued)
1,068	Shoe Carnival, Inc.	$18,028
684	Signet Jewelers Ltd.(c)	56,690
479	Sonic Automotive, Inc., Class A	29,631
399	Urban Outfitters, Inc.(a),(c)	30,029
874	Victoria’s Secret & Company(a),(c)	47,344
		1,924,130
	SEMICONDUCTORS - 3.0%
302	Amkor Technology, Inc.	11,923
288	Cirrus Logic, Inc.(a)	34,128
1,178	Diodes, Inc.(a)	58,123
721	FormFactor, Inc.(a),(c)	40,217
531	IPG Photonics Corporation(a),(c)	38,020
477	Kulicke & Soffa Industries, Inc.	21,732
1,416	MKS, Inc.(c)	226,277
2,964	Photronics, Inc.(a)	94,848
2,494	Qorvo, Inc.(a)	210,768
318	Skyworks Solutions, Inc.	20,164
607	Synaptics, Inc.(a)	44,930
819	Ultra Clean Holdings, Inc.(a)	20,745
1,145	Veeco Instruments, Inc.(a),(c)	32,724
1,652	Vishay Intertechnology, Inc.	23,938
		878,537
	SOFTWARE - 1.1%
2,389	Adeia, Inc.	41,210
1,799	Bandwidth, Inc., Class A(a),(c)	27,795
2,036	Concentrix Corporation(c)	84,657
622	Digi International, Inc.(a)	26,927
2,791	Mitek Systems, Inc.(a)	29,445
3,974	Veradigm, Inc.(a)	19,075
2,502	Ziff Davis, Inc.(a)	87,945
		317,054
	SPECIALTY FINANCE - 4.0%
1,466	Air Lease Corporation(c)	94,161
2,356	Bread Financial Holdings, Inc.	174,415

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	SPECIALTY FINANCE - 4.0% (Continued)
871	Encore Capital Group, Inc.(a)	$47,339
1,749	Essent Group Ltd.(c)	113,703
6,464	EZCORP, Inc., Class A(a)	125,531
462	First American Financial Corporation	28,385
3,984	LendingClub Corporation(a)	75,457
4,113	MGIC Investment Corporation	120,182
610	PennyMac Financial Services, Inc.	80,422
3,086	PRA Group, Inc.(a)	54,591
3,202	Radian Group, Inc.	115,240
1,368	Regional Management Corporation	53,010
781	Stewart Information Services Corporation	54,873
200	Willis Lease Finance Corporation	27,128
		1,164,437
	STEEL - 0.4%
951	Commercial Metals Company	65,828
1,260	Olympic Steel, Inc.	53,909
		119,737
	TECHNOLOGY HARDWARE - 2.0%
477	Arrow Electronics, Inc.(a)	52,556
1,713	Avnet, Inc.	82,361
1,497	Benchmark Electronics, Inc.	64,012
499	CTS Corporation	21,392
434	Dolby Laboratories, Inc., Class A	27,871
939	Knowles Corporation(a)	20,123
1,217	NETGEAR, Inc.(a),(c)	29,853
3,170	NetScout Systems, Inc.(a)	85,780
71	Plexus Corporation(a)	10,437
8,952	Ribbon Communications, Inc.(a)	25,782
86	Sanmina Corporation(a),(c)	12,906
172	TD SYNNEX Corporation	25,839
523	TTM Technologies, Inc.(a)	36,087
1,683	ViaSat, Inc.(a),(c)	57,996
5,597	Xerox Holdings Corporation	13,265
		566,260

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES - 1.5%
674	Amdocs Ltd.	$54,264
435	ASGN, Inc.(a)	20,954
57	CACI International, Inc., Class A(a)	30,370
630	CSG Systems International, Inc.	48,315
5,663	DXC Technology Company(a)	82,963
273	ICF International, Inc.	23,287
162	Insight Enterprises, Inc.(a)	13,198
2,581	Kyndryl Holdings, Inc.(a)	68,551
470	Maximus, Inc.	40,570
4,841	Repay Holdings Corporation(a)	17,670
509	V2X, Inc.(a)	27,766
		427,908
	TELECOMMUNICATIONS - 1.3%
966	Array Digital Infrastructure, Inc. (c)	51,797
1,327	ATN International, Inc.	30,255
150	EchoStar Corporation, Class A(a),(c)	16,305
5,184	Frontier Communications Parent, Inc.(a)	197,355
1,986	Telephone and Data Systems, Inc.	81,426
		377,138
	TOBACCO & CANNABIS - 0.2%
971	Universal Corporation	51,220

	TRANSPORTATION & LOGISTICS - 3.0%
882	Alaska Air Group, Inc.(a)	44,365
942	Allegiant Travel Company(a)	80,324
597	ArcBest Corporation	44,291
1,272	Copa Holdings S.A., Class A	153,416
1,034	Covenant Logistics Group, Inc., Class A	22,789
1,875	Hub Group, Inc., Class A(c)	79,894
7,404	JetBlue Airways Corporation(a),(c)	33,688
769	Knight-Swift Transportation Holdings, Inc.	40,203
1,336	Marten Transport Ltd.	15,204
712	Matson, Inc.	87,968
299	Ryder System, Inc.	57,226

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 3.0% (Continued)
1,564	Schneider National, Inc., Class B	$41,493
521	SkyWest, Inc.(a)	52,314
3,203	Sun Country Airlines Holdings, Inc.(a)	46,091
846	Universal Logistics Holdings, Inc.	12,851
1,380	Werner Enterprises, Inc.	41,414
793	World Kinect Corporation	18,580
		872,111
	TRANSPORTATION EQUIPMENT - 0.3%
1,611	Greenbrier Companies, Inc. (The)	75,298

	WHOLESALE - CONSUMER STAPLES - 0.5%
1,060	Andersons, Inc. (The)	56,360
2,893	United Natural Foods, Inc.(a)	97,408
		153,768
	WHOLESALE - DISCRETIONARY - 1.2%
104	Acme United Corporation	4,192
470	ePlus, Inc.	41,219
786	G-III Apparel Group Ltd.	22,763
3,506	LKQ Corporation(c)	105,881
2,828	OPENLANE, Inc.(a)	84,218
491	PC Connection, Inc.	28,360
1,272	ScanSource, Inc.(a)	49,684
3,059	ThredUp, Inc.(a)	19,547
		355,864

	TOTAL COMMON STOCKS (Cost $26,159,519)	28,745,283

	RIGHT — 0.0%(d)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(d)
3,718	Resolute Forest Products, Inc. – CVR (Cost $5,280) (a)(f)	8,328

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Value
	SHORT-TERM INVESTMENTS — 18.7%
	COLLATERAL FOR SECURITIES LOANED – 17.6%
5,102,865	Mount Vernon Liquid Assets Portfolio, 3.84%(b),(e)	$5,102,865

	MONEY MARKET FUNDS - 1.1%
307,877	First American Treasury Obligations Fund, Class X, 3.68%(b)	307,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,410,742)	5,410,742

	TOTAL INVESTMENTS – 118.2% (Cost $31,575,541)	$34,164,353
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.2)%	(5,258,076)
	NET ASSETS - 100.0%	$28,906,277

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $4,942,717.

(d)	Amount represents less than 0.05%.

(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 is $5,102,865.

(f)	Fair value was determined using significant unobservable inputs.

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 95.0%
37,289	Franklin FTSE Australia ETF	$1,172,280
24,217	Franklin FTSE Brazil ETF	461,334
71,814	Franklin FTSE Canada ETF(a)	3,468,617
122,989	Franklin FTSE China ETF(a)	2,927,138
86,689	Franklin FTSE Germany ETF(a),(d)	2,906,942
58,692	Franklin FTSE India ETF	2,264,924
181,593	Franklin FTSE Japan ETF(a)	6,255,880
69,765	Franklin FTSE Russia ETF(a),(b),(d),(e),(f)	698
34,927	Franklin FTSE South Korea ETF(a)	1,119,410
36,831	Franklin FTSE Switzerland ETF	1,527,750
36,995	Franklin FTSE Taiwan ETF	2,250,776
91,073	Franklin FTSE United Kingdom ETF	3,073,714
53,076	iShares China Large-Cap ETF	2,032,280
6,509	iShares MSCI Brazil ETF(a)	206,791
13,790	iShares MSCI Chile ETF	557,116
3,750	iShares MSCI Denmark ETF	429,263
45,545	iShares MSCI France ETF(a)	2,049,070
73,132	iShares MSCI Hong Kong ETF	1,554,055
9,726	iShares MSCI Indonesia ETF(a)	181,876
45,759	iShares MSCI Italy ETF(a)	2,486,086
1,884	iShares MSCI Malaysia ETF	51,546
31,206	iShares MSCI Mexico ETF(a)	2,163,512
18,657	iShares MSCI Netherlands ETF	1,064,009
6,215	iShares MSCI Peru and Global Exposure ETF(a)	449,655
2,997	iShares MSCI Philippines ETF	74,685
4,191	iShares MSCI Saudi Arabia ETF(a)	152,594
52,720	iShares MSCI Singapore ETF	1,450,327
25,832	iShares MSCI South Africa ETF(a)	1,777,242
35,997	iShares MSCI South Korea ETF	3,499,629
54,531	iShares MSCI Spain ETF(a)	2,939,766
19,614	iShares MSCI Sweden ETF	965,597
19,633	iShares MSCI Taiwan ETF	1,247,284
2,328	iShares MSCI Thailand ETF(a)	138,912

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0% (Continued)
	EQUITY - 95.0% (Continued)
8,903	JPMorgan BetaBuilders Canada ETF(a)	$827,979
	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,106,054)	53,728,737

	SHORT-TERM INVESTMENTS — 27.0%
	COLLATERAL FOR SECURITIES LOANED - 21.7%
12,255,961	Mount Vernon Liquid Assets Portfolio, 3.84%(c),(g)	12,255,961

	MONEY MARKET FUND - 5.3%
2,997,468	First American Treasury Obligations Fund, Class X, 3.68% (c)	2,997,468

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,253,429)	15,253,429

	TOTAL INVESTMENTS – 122.0% (Cost $59,359,483)	$68,982,166
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%	(12,420,917)
	NET ASSETS - 100.0%	$56,561,249

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $11,922,603.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(d)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Restricted security.

(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 is $12,255,961.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.7%
	EQUITY - 100.7%
17,618	iShares Russell Mid-Cap Growth ETF(a)	$2,412,609
148,024	State Street Communication Services Select Sector(a)	17,425,385
62,490	State Street Consumer Discretionary Select Sector(a)	7,461,931
68,213	State Street Consumer Staples Select Sector SPDR Fund(a)	5,298,786
25,214	State Street Energy Select Sector SPDR Fund	1,127,318
290,470	State Street Financial Select Sector SPDR ETF	15,909,042
66,851	State Street Health Care Select Sector SPDR Fund(a)	10,348,535
83,683	State Street Industrial Select Sector SPDR Fund	12,980,907
25,322	State Street Real Estate Select Sector SPDR Fund	1,021,742
42,311	State Street SPDR Portfolio S&P 500 Value ETF(a)	2,403,688
126,490	State Street Technology Select Sector SPDR ETF	18,210,765
106,276	State Street Utilities Select Sector SPDR ETF	4,536,922
	TOTAL EXCHANGE-TRADED FUNDS (Cost $82,747,431)	99,137,630

	SHORT-TERM INVESTMENTS — 32.9%
	COLLATERAL FOR SECURITIES LOANED - 32.9%
32,351,748	Mount Vernon Liquid Assets Portfolio, 3.84%(b),(c) (Cost $32,351,748)	32,351,748

	TOTAL INVESTMENTS – 133.6% (Cost $115,099,179)	$131,489,378
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.6)%	(33,037,951)
	NET ASSETS - 100.0%	$98,451,427

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $31,491,847.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 is $32,351,748.

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Acclivity Small Cap		Dynamic International	Dynamic U.S.
	Value Fund		Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$31,575,541		$54,522,811	$115,099,179
Investments in affiliated securities, at cost	—		4,836,672	—
Total Securities, at cost	$31,575,541		$59,359,483	$115,099,179
Investments in unaffiliated securities, at fair value	$34,164,353		$66,074,526	$131,489,378
Investments in affiliated securities, at fair value	—		2,907,640	—
Total Securities, at value	$34,164,353		$68,982,166	$131,489,378
Receivable for investments sold	23,312		—	—
Receivable for Fund shares sold	14,017		17,925	25,841
Receivable for securities lending income	1,068		26,283	6,964
Dividends and interest receivable	45,056		17,426	2,213
Receivable due from Advisor	20,024		—	—
Prepaid expenses and other assets	15,579		7,038	13,293
TOTAL ASSETS	34,283,409		69,050,838	131,537,689

LIABILITIES
Due to Custodian	—		—	104,206
Collateral on securities loaned (see note 4)	5,102,865		12,255,961	32,351,748
Payable for Fund shares redeemed	238,972		—	164,407
Investment advisory fees payable	—		205,228	412,724
Distribution (12b-1) fees payable	1		379	1,721
Payable to related parties	6,022		6,966	15,077
Accrued expenses and other liabilities	29,272		21,055	36,379
TOTAL LIABILITIES	5,377,132		12,489,589	33,086,262
NET ASSETS	$28,906,277		$56,561,249	$98,451,427

Net Assets Consist Of:
Paid in capital	$25,763,679		$46,188,961	$83,912,936
Accumulated earnings	3,142,598		10,372,288	14,538,491
NET ASSETS	$28,906,277		$56,561,249	$98,451,427

Net Asset Value Per Share:
Class I Shares:
Net Assets	$28,899,856		$54,764,321	$90,199,241
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,554,753		3,848,390	6,480,039
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$18.59		$14.23	$13.92

Class N Shares:
Net Assets	$6,421		$1,796,928	$8,252,186
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	341		125,772	591,871
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$18.85	(a)	$14.29	$13.94

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Acclivity Small Cap	Dynamic International	Dynamic U.S.
	Value Fund	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$613,391	$1,661,676	$1,609,900
Dividend income from affiliates	—	122,277	—
Interest	7,164	149,324	169,931
Securities Lending - Net of fees	39,127	273,802	66,795
TOTAL INVESTMENT INCOME	659,682	2,207,079	1,846,626

EXPENSES
Investment advisory fees	126,305	566,574	1,069,116
Distribution (12b-1) fees:
Class N	19	4,307	17,989
Administration fees	58,962	52,769	86,626
Transfer agent fees	32,490	29,669	52,609
Third party administrative services fees	30,315	26,111	44,293
Fund accounting fees	21,397	26,009	49,749
Trustees’ fees	26,212	20,514	20,403
Legal fees	24,742	22,255	19,465
Audit fees	20,552	20,267	19,260
Registration fees	18,969	12,603	23,564
Compliance officer fees	10,098	11,728	16,295
Custody fees	11,744	8,722	12,965
Shareholder reporting expense	3,399	5,403	11,591
Insurance expense	2,799	3,741	4,290
Other expenses	6,326	3,474	3,474
TOTAL EXPENSES	394,329	814,146	1,451,689
Less: Fees waived by the Adviser	(238,577)	(107,505)	(108,543)
NET EXPENSES	155,752	706,641	1,343,146
NET INVESTMENT INCOME	503,930	1,500,438	503,480

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from:
Unaffiliated investment transactions	596,429	963,643	13,119,167
Affiliated investment transactions	—	555,465	—
Distributions of realized gains from underlying investment companies	—	35,259	—
	596,429	1,554,367	13,119,167

Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	(146,710)	9,214,139	2,328,137
Affiliated investments	—	1,061,081	—
	(146,710)	10,275,220	2,328,137

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	449,719	11,829,587	15,447,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$953,649	$13,330,025	$15,950,784

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2025	2024
FROM OPERATIONS
Net investment income	$503,930	$413,613
Net realized gain from investments	596,429	3,308,157
Net change in unrealized depreciation of investments	(146,710)	(1,532,617)
Net increase in net assets resulting from operations	953,649	2,189,153

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(1,232,813)	(2,598,391)
Class N	(243)	(907)
Net decrease in net assets from distributions to shareholders	(1,233,056)	(2,599,298)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	5,694,856	20,082,504
Class N	—	7,470
Net asset value of shares issued in reinvestment of distributions
Class I	937,850	2,105,682
Class N	242	907
Payments for shares redeemed
Class I	(15,493,613)	(11,703,394)
Class N	(7,345)	—
Net increase/(decrease) in net assets from shares of beneficial interest	(8,868,010)	10,493,169

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(9,147,417)	10,083,024

NET ASSETS
Beginning of Year	38,053,694	27,970,670
End of Year	$28,906,277	$38,053,694

SHARE ACTIVITY - CLASS I
Shares sold	320,254	1,064,458
Shares reinvested	50,368	107,763
Shares redeemed	(879,170)	(610,224)
Net increase/(decrease) in shares of beneficial interest outstanding	(508,548)	561,997

SHARE ACTIVITY - CLASS N
Shares sold	—	393
Shares reinvested	13	46
Shares redeemed	(419)	—
Net increase/(decrease) in shares of beneficial interest outstanding	(406)	439

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2025	2024
FROM OPERATIONS
Net investment income	$1,500,438	$2,281,914
Net realized gain from investment transactions	1,519,108	4,785,946
Distributions of realized gains from underlying investment companies	35,259	4,962
Net change in unrealized appreciation/(depreciation) of investments	10,275,220	(3,266,239)
Net increase in net assets resulting from operations	13,330,025	3,806,583

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(2,174,417)	(4,266,718)
Class N	(67,082)	(110,739)
Total distributions paid	(2,241,499)	(4,377,457)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	4,524,315	9,849,155
Class N	133,691	93,603
Net asset value of shares issued in reinvestment of distributions
Class I	1,789,684	3,145,720
Class N	49,884	80,148
Payments for shares redeemed
Class I	(23,776,553)	(53,239,484)
Class N	(429,451)	(1,062,899)
Net decrease in net assets from shares of beneficial interest	(17,708,430)	(41,133,757)

TOTAL DECREASE IN NET ASSETS	(6,619,904)	(41,704,631)

NET ASSETS
Beginning of Year	63,181,153	104,885,784
End of Year	$56,561,249	$63,181,153

SHARE ACTIVITY - CLASS I
Shares sold	350,100	794,162
Shares reinvested	126,479	270,019
Shares redeemed	(1,896,019)	(4,172,999)
Net decrease in shares of beneficial interest outstanding	(1,419,440)	(3,108,818)

SHARE ACTIVITY - CLASS N
Shares sold	9,758	7,289
Shares reinvested	3,513	6,856
Shares redeemed	(32,844)	(86,011)
Net decrease in shares of beneficial interest outstanding	(19,573)	(71,866)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2025	2024
FROM OPERATIONS
Net investment income	$503,480	$1,661,251
Net realized gain from investment transactions	13,119,167	18,830,092
Distributions of realized gains from underlying investment companies	—	683
Net change in unrealized appreciation/(depreciation) of investments	2,328,137	(9,970,246)
Net increase in net assets resulting from operations	15,950,784	10,521,780

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(15,197,608)	(18,042,315)
Class N	(1,315,768)	(1,122,994)
Total distributions paid	(16,513,376)	(19,165,309)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	11,132,048	27,889,544
Class N	2,032,115	2,027,895
Net asset value of shares issued in reinvestment of distributions
Class I	13,303,602	15,744,284
Class N	1,241,600	1,066,488
Payments for shares redeemed
Class I	(42,494,832)	(33,920,666)
Class N	(1,634,174)	(3,868,796)
Net increase/(decrease) in net assets from shares of beneficial interest	(16,419,641)	8,938,749

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(16,982,233)	295,220

NET ASSETS
Beginning of Year	115,433,660	115,138,440
End of Year	$98,451,427	$115,433,660

SHARE ACTIVITY - CLASS I
Shares sold	732,865	1,727,800
Shares reinvested	950,257	1,107,193
Shares redeemed	(2,820,416)	(2,061,733)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,137,294)	773,260

SHARE ACTIVITY - CLASS N
Shares sold	129,747	122,656
Shares reinvested	88,496	74,894
Shares redeemed	(107,818)	(236,528)
Net increase/(decrease) in shares of beneficial interest outstanding	110,425	(38,978)

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.44	$18.63	$15.36	$16.76	$12.39

Activity from investment operations:
Net investment income (1)	0.28	0.23	0.23	0.22	0.25
Net realized and unrealized gain/(loss) on investments	0.67 (2)	0.90	3.23	(0.94)	4.53
Total from investment operations	0.95	1.13	3.46	(0.72)	4.78

Less distributions from:
Net investment income	(0.33)	(0.22)	(0.19)	(0.17)	(0.20)
Net realized gains	(0.47)	(1.10)	—	(0.51)	(0.21)
Total distributions	(0.80)	(1.32)	(0.19)	(0.68)	(0.41)

Net asset value, end of year	$18.59	$18.44	$18.63	$15.36	$16.76
Total return (3)	5.14%	5.68%	22.62%	(4.38)%	38.60%
Net assets, at end of year (000s)	$28,900	$38,040	$27,965	$15,436	$10,648

Ratio of gross expenses to average net assets (4)(5)	1.22%	1.04%	1.57%	1.99%	3.63%
Ratio of net expenses to average net assets (5)	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets (5)(6)	1.56%	1.20%	1.42%	1.38%	1.53%
Portfolio turnover rate	57%	96%	56%	59%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,
	2025	2024		2023		2022	2021
Net asset value, beginning of year	$18.68	$18.87		$15.52		$16.91	$12.37

Activity from investment operations:
Net investment income (1)	0.22	0.19		0.17		0.20	0.16
Net realized and unrealized gain/(loss) on investments	0.69 (2)	0.91		3.28		(0.92)	4.59
Total from investment operations	0.91	1.10		3.45		(0.72)	4.75

Less distributions from:
Net investment income	(0.27)	(0.19)		(0.10)		(0.16)	—
Net realized gains	(0.47)	(1.10)		—		(0.51)	(0.21)
Total distributions	(0.74)	(1.29)		(0.10)		(0.67)	(0.21)

Net asset value, end of year	$18.85	$18.68		$18.87		$15.52	$16.91
Total return (3)	4.87%	5.46	% (8)	22.31	% (8)	(4.35)%	38.40%
Net assets, at end of year (000s)	$6	$14		$6		$11	$18 (6)

Ratio of gross expenses to average net assets (4)(5)	1.42%	1.27%		1.85%		1.54%	3.88%
Ratio of net expenses to average net assets (5)	0.73%	0.73%		0.73%		0.73%	0.73%
Ratio of net investment income to average net assets (5)(7)	1.23%	0.99%		1.07%		1.25%	1.28%
Portfolio turnover rate	57%	96%		56%		59%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents actual net assets.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.67	$12.20	$11.26	$13.18	$13.16

Activity from investment operations:
Net investment income (1)	0.35	0.30	0.29	0.14	0.12
Net realized and unrealized gain/(loss) on investments	2.79	0.00 (6)	0.94	(1.92)	0.02
Total from investment operations	3.14	0.30	1.23	(1.78)	0.14

Less distributions from:
Net investment income	(0.39)	(0.44)	(0.29)	(0.14)	(0.12)
Net realized gains	(0.19)	(0.39)	—	—	—
Total distributions	(0.58)	(0.83)	(0.29)	(0.14)	(0.12)

Net asset value, end of year	$14.23	$11.67	$12.20	$11.26	$13.18
Total return (2)	26.95%	2.47%	10.95%	(13.47)%	1.05%
Net assets, at end of year (000s)	$54,764	$61,478	$102,227	$87,534	$104,565

Ratio of gross expenses to average net assets (3)(4)	1.43%	1.35%	1.34%	1.36%	1.34%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	2.66%	2.42%	2.46%	1.17%	0.91%
Portfolio turnover rate	98%	72%	62%	115%	54%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.72	$12.24	$11.28	$13.21	$13.18

Activity from investment operations:
Net investment income (1)	0.32	0.27	0.12	0.12	0.09
Net realized and unrealized gain/(loss) on investments	2.80	0.01	1.07	(1.93)	0.02
Total from investment operations	3.12	0.28	1.19	(1.81)	0.11

Less distributions from:
Net investment income	(0.36)	(0.41)	(0.23)	(0.12)	(0.08)
Net realized gains	(0.19)	(0.39)	—	—	—
Total distributions	(0.55)	(0.80)	(0.23)	(0.12)	(0.08)

Net asset value, end of year	$14.29	$11.72	$12.24	$11.28	$13.21
Total return (2)	26.62%	2.25%	10.61%	(13.72)%	0.86%
Net assets, at end of year (000s)	$1,797	$1,703	$2,659	$8,418	$9,217

Ratio of gross expenses to average net assets (3)(4)	1.68%	1.61%	1.61%	1.61%	1.59%
Ratio of net expenses to average net assets (4)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	2.46%	2.16%	1.01%	0.99%	0.65%
Portfolio turnover rate	98%	72%	62%	115%	54%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.25	$15.63	$13.60	$15.08	$13.71

Activity from investment operations:
Net investment income (1)	0.07	0.22	0.12	0.12	0.01
Net realized and unrealized gain/(loss) on investments	2.27	1.12	2.06	(1.25)	2.18
Total from investment operations	2.34	1.34	2.18	(1.13)	2.19

Less distributions from:
Net investment income	(0.09)	(0.25)	(0.15)	(0.11)	(0.01)
Net realized gains	(2.58)	(2.47)	—	(0.24)	(0.81)
Total distributions	(2.67)	(2.72)	(0.15)	(0.35)	(0.82)

Net asset value, end of year	$13.92	$14.25	$15.63	$13.60	$15.08
Total return (2)	16.27%	8.62%	16.05%	(7.50)%	16.19%
Net assets, at end of year (000s)	$90,199	$108,561	$106,992	$116,352	$97,667

Ratio of gross expenses to average net assets (3)(4)	1.34%	1.33%	1.33%	1.35%	1.36%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.49%	1.36%	0.83%	0.83%	0.04%
Portfolio turnover rate	259%	131%	70%	184%	95%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.27	$15.65	$13.62	$15.09	$13.74

Activity from investment operations:
Net investment income/(loss) (1)	0.04	0.17	0.08	0.08	(0.03)
Net realized and unrealized gain/(loss) on investments	2.26	1.12	2.06	(1.23)	2.19
Total from investment operations	2.30	1.29	2.14	(1.15)	2.16

Less distributions from:
Net investment income	(0.05)	(0.20)	(0.11)	(0.08)	—
Net realized gains	(2.58)	(2.47)	—	(0.24)	(0.81)
Total distributions	(2.63)	(2.67)	(0.11)	(0.32)	(0.81)

Net asset value, end of year	$13.94	$14.27	$15.65	$13.62	$15.09
Total return (2)	15.98%	8.32%	15.73%	(7.66)%	15.92%
Net assets, at end of year (000s)	$8,252	$6,873	$8,146	$10,375	$10,739

Ratio of gross expenses to average net assets (3)(4)	1.59%	1.58%	1.58%	1.60%	1.62%
Ratio of net expenses to average net assets (4)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets (4)(5)	0.27%	1.05%	0.58%	0.55%	(0.21)%
Portfolio turnover rate	259%	131%	70%	184%	95%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.	ORGANIZATION

The Acclivity Small Cap Value Fund (“ASCVF”), Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of ASCVF was December 31, 2018, and ASCVF commenced operations on January 2, 2019. DIOF and DUOF commenced operations on December 30, 2011. DIOF and DUOF are “fund of funds” in that each Fund will generally invest in other investment companies. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for each Fund’s assets measured at fair value:

ASCVF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$28,745,283	$—	$—	$28,745,283
Rights	—	—	8,328	8,328
Short-Term Investments	$5,410,742	—	—	5,410,742
Total	$34,156,025	$—	$8,328	$34,164,353

DIOF
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$53,728,737	$—	$—	$53,728,737
Short-Term Investments	15,253,429	—	—	15,253,429
Total	$68,982,166	$—	$—	$68,982,166

DUOF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$99,137,630	$—	$—	$99,137,630
Short-Term Investment	32,351,748	—	—	32,351,748
Total	$131,489,378	$—	$—	$131,489,378

*	See each Fund’s Schedule of Investments for classification.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for ASCVF:

	Pineapple Energy,	Resolute Forest
	Inc.*	Products, Inc. - CVR
Beginning Balance	$3	$5,280
Unrealized Appreciation/(Depreciation)	(3)	3,048
Ending Balance	$—	$8,328

*	As of December 31, 2025, ASCVF no longer held this security.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024, or expected to be taken in each Fund’s December 31, 2025 tax returns.

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
ASCVF	$18,340,231	$27,894,902
DIOF	52,776,928	61,901,156
DUOF	273,975,413	305,903,225

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income, net of fees, is disclosed in the Funds’ Statements of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by ASCVF, DIOF and DUOF. ASCVF, DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, ASCVF, DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

The following table represents financial instruments that are subject to enforceable netting arrangements as of December 31, 2025.

				Gross Amounts not Offset in the
				Statements of Assets and Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount	offset in the	Presented in the		Cash
	of Recognized	Statements of Assets	Statements of Assets	Financial	Collateral
	Assets	and Liabilities	and Liabilities	Instruments	Pledged	Net Amount
ASCVF	$5,102,865	$—	$5,102,865	$5,102,865	$—	$5,102,865
DIOF	$12,255,961	$—	$12,255,961	$12,255,961	$—	$12,255,961
DUOF	$32,351,748	$—	$32,351,748	$32,351,748	$—	$32,351,748

The following table breaks out the holdings pledged as collateral as of December 31, 2025:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
ASCVF
Mount Vernon Liquid Assets Portfolio	$5,102,865
$5,102,865
DIOF
Mount Vernon Liquid Assets Portfolio	$12,255,961
$12,255,961
DUOF
Mount Vernon Liquid Assets Portfolio	$32,351,748
$32,351,748

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an following annual rates of such Fund’s average daily net assets:

ASCVF	0.39%
DIOF	1.00%
DUOF	1.00%

For the year ended December 31, 2025, the Adviser earned the following:

ASCVF	$ 126,305
DIOF	566,574
DUOF	1,069,116

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
ASCVF	0.48%	0.73%
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

For the year ended December 31, 2025, the Adviser waived the following expenses:

ASCVF	$ 238,577
DIOF	107,505
DUOF	108,543

The following amounts are subject to recapture by the Funds by the following dates:

	12/31/2026	12/31/2027	12/31/2028
ASCVF	$206,945	$193,322	$238,577
DIOF	$102,045	$104,603	$107,505
DUOF	$117,206	$114,855	$108,543

As of December 31, 2025, 182,812, $120,203 and $126,906 in waived advisory fees expired unrecouped for ASCVF, DIOF and DUOF, respectively.

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year ended December 31, 2025, pursuant to the Class N Plan, ASCVF, DIOF and DUOF paid $19, $4,307 and $17,989 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for DIOF during the year ended December 31, 2025 with affiliated companies are as follows:

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/		Shares-End of
CUSIP	Description	Year/Period	Purchases	Sales Proceeds	Gain	(Depreciation)	Value-End of Year	Year/Period	Dividend Income
35473P785	Franklin FTSE Germany ETF	$3,017,152	$—	$(1,129,972)	$229,902	$789,860	$2,906,942	86,689	$66,096
35473P728	Franklin FTSE Russia ETF	698	—	—	—	—	698	69,765	—
35473P694	Franklin FTSE Switzerland ETF*	3,080,242	16,834	(2,166,110)	325,563	271,221	1,527,750	36,831	56,181
	Total	$6,098,092			$555,465	$1,061,081	$4,435,390		$122,277

*	This security was not an affiliated company as of December 31, 2025.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	purposes	Appreciation	Depreciation	App/Dep
Acclivity Small Cap Value Fund	$31,580,542	$5,314,676	$(2,730,865)	$2,583,811
Dynamic International Opportunity Fund	59,823,856	12,267,965	(3,109,655)	9,158,310
Dynamic U.S. Opportunity Fund	118,067,049	16,561,190	(3,138,861)	13,422,329

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2025 and December 31, 2024, and were as follows:

For the period ended December 31, 2025:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
ASCVF	$1,197,027	$36,029	$—	$—	$1,233,056
DIOF	1,702,629	538,870	—	—	2,241,499
DUOF	1,722,728	14,790,648	—	—	16,513,376

For the period ended December 31, 2024:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
ASCVF	$874,538	$1,724,760	$—	$—	$2,599.298
DIOF	2,287,944	2,089,513	—	—	4,377.457
DUOF	2,822,304	16,343,005	—	—	19,165,309

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

As of December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss
	Ordinary	Ordinary	Long-Term	and
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss
Acclivity Small Cap Value Fund	$—	$474	$558,313	$—
Dynamic International Opportunity Fund	—	83,923	1,130,055	—
Dynamic U.S. Opportunity Fund	—	1,116,162	—	—

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Acclivity Small Cap Value Fund	$—	$—	$2,583,811	$3,142,598
Dynamic International Opportunity Fund	—	—	9,158,310	10,372,288
Dynamic U.S. Opportunity Fund	—	—	13,422,329	14,538,491

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the prior year tax return updates, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2025, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
ASCVF	$(7,419)	$7,419
DIOF	(850)	850
DUOF	—	—

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, beneficial ownership in excess of 25% for the Funds is as follows:

	Beneficial Owner	% of Outstanding Shares
ASCVF	Charles Schwab & Co.	32.2%
	NFS	36.8%

DIOF	LPL Financial	48.1%
	NFS	29.5%

DUOF	NFS	28.5%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund,
Dynamic U.S. Opportunity Fund and Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund (the “Funds”), each a series of the Northern Lights Fund Trust II, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended , in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Innealta Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

FOREIGN TAX CREDIT (Unaudited)

The Dynamic International Opportunity Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended December 31, 2025 and December 31, 2024, were as follows:

For fiscal year ended
December 31, 2025	Foreign Taxes Paid	Foreign Source Income
DIOF	$0.0366	$0.3326

For fiscal year ended
December 31, 2024	Foreign Taxes Paid	Foreign Source Income
DIOF	$0.0289	$0.3289

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “Innealta Advisory Agreement”) between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid-Cap”), Acclivity Small Cap Value Fund (Acclivity Small Cap Value”), Dynamic International Opportunity Fund (“Dynamic International”) and Dynamic U.S. Opportunity Fund (“Dynamic U.S.”) (collectively the “Funds”) and Innealta Capital, LLC (“Innealta”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic International and Dynamic U.S.’s. other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic International and Dynamic U.S.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Counsel to the Independent Trustees discussing in detail the Independent Trustees fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory

Innealta Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2025

fee and other expenses of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic International and Dynamic U.S.

The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic International and Dynamic U.S. and other pertinent information). At the Meeting, the Independent Trustees were advised by the Counsel to the Independent Trustees, who is experienced in Investment Company Act of 1940 matters and who is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic International and Dynamic U.S. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the proposed renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International, including the team of individuals that primarily monitor and execute the investment process. The Board discussed Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. Additionally, the Board received satisfactory responses from the representatives of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International; whether there were procedures in place to adequately allocate trades among Innealta’s clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information

Innealta Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2025

provided, and representations made, by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or that Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International were satisfactory.

Performance.   The Board then discussed the reports prepared by Broadridge and reviewed the performance of Dynamic U.S., Dynamic International, Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its respective peer group, Morningstar category and benchmark for the one-year, three-year, five-year, ten-year (with respect to Dynamic International and Dynamic U.S. only) and since inception periods ended August 31, 2025 . The Board noted that Dynamic U.S. Fund’s strong performance relative to its peers, and that it had outperformed its peer group median and Morningstar category median (the Tactical Allocation category) for the one-year, three-year, five-year, ten year and since inception periods, although it underperformed its benchmark (the S&P 500 Total Return Index) for those same periods. The Board noted that Dynamic International underperformed the peer group median, Morningstar category median and benchmark (the MSCI ACWI ex USA Index (USD)) for the one-year, three-year, five-year, ten-year and since inception periods. The Board did note however, that the Dynamic International’s performance was slightly improved more recently. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value underperformed its Morningstar category median and benchmark (the S&P 500 Total Return Index), while outperforming its peer group median for the one-year period. For the three-year period, the Acclivity Small Cap Value outperformed its peer group median and Morningstar category median, while underperforming its benchmark and Acclivity Small Cap Value outperformed its peer group median and Morningstar category median for both the five-year period and since inception period. It also outperformed its benchmark for the five-year period but underperformed its benchmark for the since inception period. With respect to Acclivity Mid-Cap, the Board noted that Acclivity Mid-Cap outperformed the peer group median and Morningstar category median (Mid-Cap blend category) but underperformed its benchmark (the S&P 500 Total Return Index) for the one-year, three-year, five-year and since inception periods. After further discussion, the Board concluded that each of Dynamic U.S., Dynamic International, Acclivity Mid-Cap and Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level, although it noted that it would continue to monitor the performance of Dynamic International.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International’s advisory fee and total operating expenses as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 1.00% of the average daily net assets of each of Dynamic U.S. and Dynamic International and 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid-Cap, respectively, under the Innealta Advisory Agreement. The Board noted that the advisory fee for Dynamic International was at the top of its peer group but not the highest in its Morningstar category while the advisory fee for Dynamic U.S. was 10 basis points above the Morningstar category median and equal to the peer group

Innealta Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2025

median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2027 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of Dynamic U.S. and Dynamic International’s average net assets for Class N and Class I Shares, respectively, 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid-Cap’s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International, the advisory fees charged by Innealta for each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International were not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the profit from Innealta’s relationship with each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International was not excessive.

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value, Acclivity Mid-Cap, Dynamic U.S. and Dynamic International, and Innealta’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to each of the Funds separately, (a) the terms of the Innealta Advisory Agreement are not unreasonable; (b) the investment advisory fee is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important but rather considered these factors collectively and determined that renewal of the Innealta Advisory Agreement was in the best interest of each Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/6/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/6/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	3/6/26